Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Stock Units Activity

A summary of the RSUs awarded to employees, directors and consultants under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Units	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value

Outstanding, December 31, 2018	9,867,368	$0.140	$730,185
Granted	-	-
Vested and settled with share issuance	(1,120,000)	$0.181
Forfeited/canceled	(1,197,368)	$0.179
Outstanding, December 31, 2019	7,550,000	$0.128	$-
Granted	-	-
Vested and settled with share issuance	(6,750,000)	$0.121
Forfeited/canceled	(800,000)	$0.184
Outstanding, December 31, 2020	-		$-

Schedule of Incentive Bonus Awards Granted to Employees

A summary of the incentive stock bonus awards granted to employees under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Shares	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value

Unvested, December 31, 2018	1,680,000	$0.112	$124,320
Awarded	-	-
Vested	(1,680,000)	$0.112
Forfeited	-	-
Unvested, December 31, 2019	-	-
Awarded	-	-
Vested	-	-
Forfeited	-	-
Unvested, December 31, 2020	-	-

2017 Equity Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to employees and consultants under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, December 31, 2018	10,560,000	$0.104	8.4	$-
Granted	2,000,000	$0.080
Exercised	-	-
Forfeited	(2,408,333)	$0.116
Expired	(16,667)	$0.105
Outstanding, December 31, 2019	10,135,000	$0.096	7.7	$-
Granted	6,616,900	$0.070	10.0
Exercised	-
Forfeited	-
Expired	(2,500,900)	$0.101	4.3
Outstanding, December 31, 2020	14,251,000	$0.083	8.3	$-
Exercisable, December 31, 2020	14,251,000	$0.083	8.3	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for employees and consultants under the 2017 Equity Plan for the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2018	7,333,329	$0.086	$-	$628,756
Granted	2,000,000	$0.065		$130,120
Vested	(4,924,996)	$0.074		$362,998
Forfeited	(2,408,333)	$0.102		$246,344
Expired	-	-		$-
Nonvested, December 31, 2019	2,000,000	$0.075	$-	$149,534
Granted	6,616,900	$0.059		$387,199
Vested	(8,616,900)	$0.062		$536,733
Forfeited	-			$-
Expired	-			$-
Nonvested, December 31, 2020	-		$-	$-

2017 Equity Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to directors under the 2017 Equity Plan during the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)

Outstanding, December 31, 2018	900,000	$0.135	8.6	$-
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, December 31, 2019	900,000	$0.135	7.6	$-
Granted	6,500,000	$0.057	8.5
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, December 31, 2020	7,400,000	$0.067	7.5	$-
Exercisable, December 31, 2020	6,400,000	$0.073	8.0	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for directors under the 2017 Equity Plan for the years ended December 31, 2020 and 2019 are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2019	-	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Expired	-	-
Nonvested, December 31, 2019	-	-	$-
Granted	6,500,000	0.057		$373,000
Vested	(5,500,000)	0.063		$344,000
Forfeited	-	-		$-
Expired	-	-		$-
Nonvested, December 31, 2020	1,000,000	0.029	$5,800	$29,000

2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to employees and consultants under the 2017 Equity Plan during the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, December 31, 2020	14,251,000	$0.083	8.3	$-
Granted	3,035,800	$0.085	10.0	$-
Exercised	-
Forfeited	(287,000)	$0.122	6.6	$-
Expired	-
Outstanding, September 30, 2021	16,999,800	$0.083	7.9	$-
Exercisable, September 30, 2021	15,249,800	$0.085	7.7	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for employees and consultants under the 2017 Equity Plan for the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2020	-	$-	$-	$-
Granted	3,035,800	$0.082	$-	$-
Vested	(1,285,800)	$0.112	$66,412	$-
Forfeited	-			$-
Expired	-			$-
Nonvested, September 30, 2021	1,750,000	$0.061	$-	$104,800

2017 Equity Plan and 2021 Equity Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the non-qualified stock options granted to directors under the 2017 Equity Plan and the 2021 Equity Plan, during the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)

Outstanding, December 31, 2020	7,400,000	$0.067	7.5	$-
Granted	230,770	$0.065	10.0	$-
Exercised	-
Forfeited/Cancelled	-
Expired	-
Outstanding, September 30, 2021	7,630,770	$0.067	6.8	$-
Exercisable, September 30, 2021	7,630,770	$0.067	6.8	$-

Summary of Non-vested Non-qualified Stock Option Activity

A summary of non-vested non-qualified stock options activity for directors under the 2017 Equity Plan and the 2021 Equity Plan, for the nine months ended September 30, 2021, are presented in the table below:

	Number of Options	Weighted Average Grant-Date Fair Value	Aggregate Intrinsic Value	Grant-Date Fair Value

Nonvested, December 31, 2020	1,000,000	$0.029	$31,000	$-
Granted	230,770	0.065	$(1,154)	$-
Vested	(1,230,770)	$0.036	$(29,846)	$-
Forfeited	-
Expired	-
Nonvested, September 30, 2021	-		$-	$-